Application of New Standards, Amendments and Interpretations (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of initial application of standards or interpretations [abstract]
Schedule of new and amended standards adopted by the group
New standards, interpretations and amendments issued by International Accounting Standards Board (the “IASB”) and became effective from 2026 are as follows:

New Standards, Interpretations and Amendments	Effective date by IASB
Specific provisions of Amendments to IFRS 9 and IFRS 7, ‘Amendments to the classification and measurement of financial Instruments’	January 1, 2026
Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature-dependent electricity’	January 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026

Schedule of new and revised International financial reporting standards not yet adopted
New standards, interpretations and amendments which have been published by IASB but are not mandatory for the financial period ended June 30, 2026 are listed below:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
IFRS 18, ‘Presentation and disclosure in financial statements’	January 1, 2027
Amendments to IAS 21, ‘Translation to a Hyperinflationary Presentation Currency’	January 1, 2027
Amendments to IAS 28, ‘Amendments to the fair value option in IAS 28 investments in associates and joint ventures’	January 1, 2027
IFRS 19, ‘Subsidiaries without public accountability: disclosures’	January 1, 2027
IFRS 20, ‘Regulatory assets and regulatory liabilities’	January 1, 2029